Acquisitions (Narrative) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended	9 Months Ended		3 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	11 Months Ended			0 Months Ended			0 Months Ended				1 Months Ended	6 Months Ended	1 Months Ended					0 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Nov. 07, 2011 Submittal Exchange Holdings [Member]	Jun. 30, 2013 PlanSwift, LLC [Member] unitholder	Oct. 19, 2011 GradeBeam, LLC [Member]	Sep. 30, 2012 GradeBeam, LLC [Member]	Nov. 07, 2011 Submittal Exchange [Member]	Sep. 30, 2012 Submittal Exchange [Member]	Jan. 31, 2013 Submittal Exchange [Member] Class A Preferred Units [Member]	Nov. 07, 2011 Submittal Exchange [Member] Class A Preferred Units [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Other Than Liquidation Matters [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Liquidation Matters [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Class A Common Units [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Preferred Class A [Member]	Jun. 12, 2013 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Preferred Class A [Member]	Nov. 07, 2011 Submittal Exchange [Member] Submittal Exchange Holdings [Member] Class A Preferred Units [Member]	Jan. 31, 2013 PlanSwift, LLC [Member] Installments	Jun. 30, 2013 PlanSwift, LLC [Member]	Jan. 31, 2013 PlanSwift, LLC [Member] Technology [Member]	Jan. 31, 2013 PlanSwift, LLC [Member] Customer Relationships [Member]	Jan. 31, 2013 PlanSwift, LLC [Member] Escrow [Member]	Jun. 30, 2013 PlanSwift, LLC [Member] Redeemable common stock	Jan. 31, 2011 PlanSwift, LLC [Member] Redeemable common stock	Nov. 07, 2011 Submittal Exchange Holdings [Member] Class A common units
Business Acquisition [Line Items]
Cash consideration					$ 9,969,000		$ 2,404,000				$ 2,404,000							$ 989,000
Number of units acquired																									85
Shares issued in acquisition							482							0	482			539				81
Voting interests acquired			100.00%								18.30%	100.00%	15.00%
Capital account basis threshold after pro-rata allocation of distributions and profits or losses for additional allocation			0
Percentage used to determine allocation of distributions and profits														99.00%			1.00%
Shares converted into stock																963
Payment of Submittal Exchange's notes payable							403,000				403,000							1,214,000
Shares converted into stock									0.5	0.50
Intangible assets acquired, useful life																				3 years	5 years
Holding period for escrow																		18 months
Number of installments for escrow																		2
Payment of working capital adjustment payable																			1,296,000
Business Acquisition, Preacquisition Contingency, Amount of Settlement, Imputed Interest																			82,000
Repurchase common stock, period	10 days
Number of unitholders that can repurchase common stock				1
Potential repurchase of common stock																			1,500,000
Shares redeemed				40
Stock repurchased during initial public offering, value		600,000		600,000
Offering price per share	$ 15.00	$ 15.00
Redemption rate for conversion of debt																		0.333
Share price							$ 26.05																$ 14.24	$ 14.24
Value of redemption feature of redeemable common stock																								226,000
Revenue from acquisition						2,072,000		2,812,000											2,507,000
Net loss from acquisition																			$ 218,000